Current Maturities of Long Term Loans (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Current maturities	₪ 400	₪ 400
NIS [Member]
Short-term Debt [Line Items]
Current maturities	₪ 400	₪ 400
Weighted interest rate	5.44%